Precious metals delivery and purchase agreement	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [Abstract]
Precious metals delivery and purchase agreement

9.Precious metals delivery and purchase agreement

On April 3, 2019, the Company entered into a $25 million precious metals delivery and purchase agreement (the “Purchase Agreement”) with Sandstorm Gold Ltd. (“Sandstorm”) for the construction and development of the Relief Canyon Mine. The Purchase Agreement consists of a combination of fixed and variable deliveries from the Relief Canyon Mine. The Purchase Agreement has a repurchase option for the Company exercisable at any time to reduce the variable deliveries to Sandstorm from 4% to 2% by delivering 4,000 ounces of gold plus additional ounces of gold compounded annually at 10%. On initial recognition and as at December 31, 2021, the fair value of the repurchase option was nil.

The Company recorded the advances received on precious metals delivery, net of transaction costs, as deferred revenue and will recognize the amounts in revenue as performance obligations to metals delivery are satisfied over the term of the metals delivery and purchase agreements. The advances received on precious metals delivery is expected to reduce to nil through deliveries of the Company’s own production to Sandstorm. The Company determined the amortization of deferred revenue on a per unit basis to be equal to the expected total deliveries of gold ounces over the term of the precious metals delivery and purchase agreements.

Interest expense of $0.1 million was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2021 (2020: $1.8 million) in connection with the accretion of a significant financing component determined from the advances received on precious metals delivery.

As at December 31, 2021, the Company derecognized the outstanding carrying value of deferred revenue, net of transaction costs, and recognized the fixed and variable deliveries of precious metals as a financial liability measured at fair value through profit or loss as the Company expects that metal deliveries to Sandstorm may no longer be satisfied through internal gold production. Fair value of the metals contract liability was determined using forward commodity pricing curves at end of the reporting period resulting in $20.8 million loss to fair value on metals contract liability.

The following are components of deferred revenue and metals contract liability:

	December 31,	December 31,
	2021	2020
Advances received	$25,000	$25,000
Recognition of revenue	(6,777)	(2,750)
Deferred revenue	18,223	22,250
Deferred transaction costs	(332)	(409)
Accretion on significant financing component	1,902	1,481
Net deferred revenue	19,793	$23,322
Interest and financing expense	332
Loss on metals contract liability	20,780
Net metals contract liability	$40,905
Current portion	$11,971	$3,972
Non-current portion	28,934	19,350
	$40,905	$23,322